Class A Prospectus | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. | General Treasury Securities Money Market Fund
General Treasury Securities Money Market Fund

May 31, 2019

General Money Funds

General Treasury Securities Money Market Fund

Class A Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the funds' summary prospectus and prospectus entitled "Fees and Expenses":

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus General Treasury Securities Money Market Fund GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. Class A
Management fees	0.50%
Other expenses	0.30%
Shareholder services fees	0.24%
Miscellaneous other expenses	0.06%
Total annual fund operating expenses	0.80%